Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

(33) Related party transactions

Related persons and entities within the meaning of IAS 24 represent for the Group shareholders who (jointly) have a dominant or significant influence, as well as subsidiaries, associates and joint ventures, key management personnel as well as members of the Supervisory Board. Evotec has not entered into any material transactions with any key management personnel or member of the Supervisory Board. The remuneration paid to key personnel is presented in note 34 b) “Management Board”; the remuneration paid to the members of the Supervisory Board is shown in note 34 c) “Supervisory Board”.

In addition to the business relationships with the subsidiaries eliminated in the consolidated financial statements by means of full consolidation, mainly business transactions with associated companies and joint ventures exist.

The terms and conditions of all transactions were made on terms and conditions that prevail in an arm´s length transaction. The balances from the transactions with related parties are unsecured and are fulfilled by payment or service. In the period under review, the Group has recorded expenses for allowances on outstanding balances in the amount of k€ 1,477 (2021: k€ 8,969).

	Revenues from	Cost of
	Contracts/	revenue/	Trade accounts	Other financial
	Interest income	Interest expense	receivables	assets	Other liabilities
	1. Jan-31. Dec 2022	1. Jan-31. Dec 2022	31. Dec 2022	31. Dec 2022	31. Dec 2022
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	36,677	—	3,146	925	—
other related party companies	—	—	—	—	—

	Revenues from	Cost of
	Contracts/	revenue/	Trade
	Interest income	Interest expense	accounts	Other financial
	1. Jan-	1. Jan-	Receivables	assets	Other liabilities
	31. Dec 2021	31. Dec 2021	31. Dec 2021	31. Dec 2021	31. Dec 2021
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	28,868	146	2,643	153	—
other related party companies	—	—	—	—	—

	Revenues from	Cost of
	Contracts/	revenue/	Trade
	Interest income	Interest expense	accounts	Other financial
	1. Jan-	1. Jan-	receivables	assets	Other liabilities
	31. Dec 2020	31. Dec 2020	31. Dec 2020	31. Dec 2020	31. Dec 2020
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	35,450	497	2,984	6,435	5,635
other related party companies	32,961	—	6,492	—	—

Other liabilities to associates result from capital transactions.